Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 216,316	$ 225,492	$ 214,020
Adjustments to reconcile net income to operating cash flows
Depreciation, accretion and amortization	42,158	36,212	40,177
Provision for credit (losses) recoveries	(1,662)	(4,452)	(2,396)
Share-based payments and settlements	21,002	20,812	17,077
Net (gains) losses on other real estate owned	(50)	40	(448)
(Increase) decrease in carrying value of equity method investments	334	165	(39)
Dividends received from equity method investments	135	5,256	169
Changes in operating assets and liabilities
Cash provided by (used in) operating activities	265,432	300,290	219,271
Cash flows from investing activities
Short-term investments other than restricted cash: proceeds from maturities and sales	2,232,366	1,960,286	2,745,132
Short-term investments other than restricted cash: purchases	(1,764,289)	(2,057,132)	(2,548,734)
Available-for-sale investments: proceeds from maturities and pay downs	507,014	292,049	230,718
Available-for-sale investments: purchases	(951,990)	(71,859)	(83,900)
Held-to-maturity investments: proceeds from maturities and pay downs	258,489	276,606	403,424
Held-to-maturity investments: purchases	(37,712)	0	(383,332)
Net (increase) decrease in loans to third parties	236,975	457,295	(90,185)
Additions to premises, equipment and computer software	(21,049)	(26,932)	(26,876)
Proceeds from sale of other real estate owned	588	646	1,909
Cash provided by (used in) investing activities	(581,020)	681,801	292,023
Cash flows from financing activities
Net increase (decrease) in deposits	873,120	(1,198,146)	(415,566)
Repayment of long-term debt	0	(75,000)	0
Common shares repurchased	(155,305)	(88,590)	(3,897)
Cash dividends paid on common shares	(79,581)	(86,186)	(87,343)
Cash provided by (used in) financing activities	735,560	(1,447,922)	(506,806)
Cash, cash equivalents and restricted cash: beginning of year	1,672,260	2,116,546	2,203,497
Cash, cash equivalents and restricted cash: end of year	2,088,542	1,672,260	2,116,546
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	1,998,112	1,646,648	2,100,787
Restricted cash included in short-term investments on the consolidated balance sheets	90,430	25,612	15,759
Total cash, cash equivalents and restricted cash at end of year	2,088,542	1,672,260	2,116,546
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	87	336	1,603
Transfer of available-for-sale investments to held-to-maturity investments	0	0	998,157
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net income	216,316	225,492	214,020
Adjustments to reconcile net income to operating cash flows
Depreciation, accretion and amortization	16,628	14,792	14,922
Provision for credit (losses) recoveries	(1,834)	(4,755)	(1,226)
Share-based payments and settlements	21,003	20,812	17,077
Net change in equity securities at fair value	0	236	(14)
Net (gains) losses on other real estate owned	(50)	40	(9)
(Increase) decrease in carrying value of equity method investments	483	313	120
Dividends received from equity method investments	0	5,096	12
Equity in undistributed earnings of subsidiaries	2,827	55,415	82,150
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	(2,549)	10,626	(25,888)
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(13,456)	10,955	15,386
Cash provided by (used in) operating activities	237,382	237,702	154,702
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	96,600	(127,403)	36,236
Short-term investments other than restricted cash: proceeds from maturities and sales	781,459	357,451	821,645
Short-term investments other than restricted cash: purchases	(417,695)	(869,466)	(666,837)
Available-for-sale investments: proceeds from maturities and pay downs	156,134	131,261	112,274
Available-for-sale investments: purchases	(694,620)	(41,426)	(44,504)
Held-to-maturity investments: proceeds from maturities and pay downs	99,962	112,348	158,665
Held-to-maturity investments: purchases	0	0	(203,867)
Net (increase) decrease in loans to third parties	136,147	117,772	125,215
Additions to premises, equipment and computer software	(8,937)	(13,267)	(20,567)
Proceeds from sale of other real estate owned	588	646	730
Injection of capital in subsidiary	0	(58,477)	(6,083)
Return of capital from a subsidiary	(1,878)	0	0
Cash provided by (used in) investing activities	150,453	(367,046)	330,286
Cash flows from financing activities
Net increase (decrease) in deposits	281,518	(147,941)	(265,270)
Repayment of long-term debt	0	(75,000)	0
Common shares repurchased	(155,305)	(88,590)	(3,897)
Cash dividends paid on common shares	(79,581)	(86,186)	(87,343)
Cash provided by (used in) financing activities	46,632	(397,717)	(356,510)
Net increase (decrease) in cash, cash equivalents and restricted cash	434,467	(527,061)	128,478
Cash, cash equivalents and restricted cash: beginning of year	383,832	910,893	782,415
Cash, cash equivalents and restricted cash: end of year	818,299	383,832	910,893
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	799,149	370,484	904,371
Restricted cash included in short-term investments on the consolidated balance sheets	19,150	13,348	6,522
Total cash, cash equivalents and restricted cash at end of year	818,299	383,832	910,893
Supplemental disclosure of cash flow information
Cash interest paid	58,864	39,412	18,680
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	87	336	830
Transfer of available-for-sale investments to held-to-maturity investments	0	0	364,983
Bank of N.T. Butterfield & Son Ltd | Banks
Cash flows from investing activities
Net decrease in loans to subsidiaries	0	0	13,534
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ 2,693	$ 23,515	$ 3,845